Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Summary of Intangible Assets
The Company’s intangible assets were as follows, as at:

	January 31, 2023			January 31, 2022
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Goodwill	$252.3	$—	$252.3	$115.9	$—	115.9
Trademarks	216.3	—	216.3	197.2	—	197.2
Software and licenses	308.4	143.5	164.9	249.2	125.4	123.8
Patents	48.8	3.8	45.0	5.1	1.9	3.2
Dealer networks	136.5	86.3	50.2	131.0	76.5	54.5
Customer relationships	36.3	23.7	12.6	22.9	22.6	0.3
Total	$998.6	$257.3	$741.3	$721.3	$226.4	$494.9

Summary of Changes in Company's Intangible Assets

The Company completed the required annual impairment test of goodwill and indefinite useful life trademarks as at the consolidated statement of financial position dates and concluded that no impairment had occurred during the years ended January 31, 2023 and 2022.

The following table explains the changes in Company’s intangible assets during the year ended January 31, 2023:

	Carrying amount as at January 31, 2022	Additions [a]	Business combinations (Note 5)	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2023
Goodwill	$115.9	$—	$136.4	$—	$—	$252.3
Trademarks	197.2	—	15.4	—	3.7	216.3
Software and licenses	123.8	57.4	0.8	(17.0)	(0.1)	164.9
Patents	3.2	0.5	44.5	(2.0)	(1.2)	45.0
Dealer networks	54.5	—	—	(6.7)	2.4	50.2
Customer relationships	0.3	—	13.0	(0.8)	0.1	12.6
Total	$494.9	$57.9	$210.1	$(26.5)	$4.9	$741.3
[a]
Government assistance of $0.5 million has been recorded against the additions.
The following table explains the changes in Company’s intangible assets during the year ended January 31, 2022:

	Carrying amount as at January 31, 2021	Additions	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2022
Goodwill	$116.0	$—	$—	$(0.1)	$115.9
Trademarks	199.3	—	—	(2.1)	197.2
Software and licenses	78.5	62.3	(16.4)	(0.6)	123.8
Patents	3.9	—	(0.5)	(0.2)	3.2
Dealer networks	65.5	—	(8.5)	(2.5)	54.5
Customer relationships	1.9	—	(1.4)	(0.2)	0.3
Total	$465.1	$62.3	$(26.8)	$(5.7)	$494.9
[a]
Government assistance of $6.5 million has been recorded against the additions.